PENSION PLAN - Schedule of Plan Assets (Details) - Registered Plans	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Equity securities	63.00%	61.00%
Debt	33.00%	34.00%
Other	4.00%	5.00%
Total	100.00%	100.00%